Income Tax Status	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Income Tax Status
Income Tax Status

5. Income Tax Status

The IRS has determined and informed Covista by a letter dated November 21, 2017, that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan Administrator and the Plan’s counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. The Plan sponsor has indicated that it will take the necessary steps, if any, to correct any failure to operate the Plan in compliance with the IRC.

GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.